Client Name:
Client Project Name:	BRAVO 2024-CES1
Start - End Dates:	7/10/2023 - 3/25/2024
Deal Loan Count:	2,982

Conditions Report 2.0

Loans in Report:	2,982
Loans with Conditions:	2,954

1518 - Total Active Conditions
1518 - Non-Material Conditions
49 - Credit Review Scope
7 - Category: Credit/Mtg History
19 - Category: DTI
9 - Category: Income/Employment
4 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
96 - Property Valuations Review Scope
1 - Category: Appraisal
93 - Category: FEMA
2 - Category: Property
1373 - Compliance Review Scope
9 - Category: Ability to Repay/Qualified Mortgage
7 - Category: Borrower's Interest
2 - Category: Compliance Manual
2 - Category: Federal Consumer Protection
2 - Category: Repayment Ability
1274 - Category: RESPA
4 - Category: Right of Rescission
7 - Category: State Consumer Protection
3 - Category: State Late Charges
63 - Category: Texas Home Equity
3299 - Total Satisfied Conditions

1421 - Credit Review Scope
12 - Category: Application
19 - Category: Credit/Mtg History
30 - Category: DTI
218 - Category: Income/Employment
102 - Category: Insurance
19 - Category: Legal Documents
18 - Category: LTV/CLTV
724 - Category: Terms/Guidelines
279 - Category: Title
133 - Property Valuations Review Scope
39 - Category: Appraisal
77 - Category: FEMA
16 - Category: Property
1 - Category: Value
1745 - Compliance Review Scope
129 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Borrower's Interest
28 - Category: Compliance Manual
8 - Category: Documentation
30 - Category: Federal Higher-Priced
4 - Category: Repayment Ability
973 - Category: RESPA
10 - Category: Right of Rescission
38 - Category: Section 32
12 - Category: State Consumer Protection
11 - Category: State High Cost
7 - Category: Texas Home Equity
492 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: DTI
2 - Category: Terms/Guidelines

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